Operating Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2027	$ 186,897	¥ 29,279,335
2028	136,404	21,369,048
2029	60,469	9,473,051
Total lease payments	383,770	60,121,434
Less imputed interest	(33,568)	(5,258,812)
Present value of operating lease liabilities	350,202	54,862,622	¥ 2,775,741
Less: current obligation	(179,644)	(28,143,016)	(2,775,741)
Long-term obligation	$ 170,558	¥ 26,719,606